Income Taxes (Components of Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Current:
Domestic	¥ 81,023	¥ 96,231	¥ 116,695
Foreign	78,992	52,885	49,871
Total current tax expense	160,015	149,116	166,566
Deferred:
Domestic	55,927	(111,341)	(162,475)
Foreign	(5,226)	9,400	5,244
Total deferred tax expense (benefit)	50,701	(101,941)	(157,231)
Income tax expense	¥ 210,716	¥ 47,175	¥ 9,335